Background and Basis of Presentation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Apr. 01, 2009 Former Shareholders [Member]	Oct. 31, 2013 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]
Telecommunications expertise	20 years	20 years			20 years
Transfer of common shares				501,382	501,382
Percentage of ownership investment				20.00%	20.00%		4.00%	4.00%
Carrying value of the Company's investment in Symbio Investment Corp	$ 990,000	$ 990,000		$ 990,000	$ 990,000
Impairment of investment	394,000			394,000
Investments	$ 596,000	$ 990,000	$ 990,000	$ 596,000	$ 990,000	$ 990,000	$ 596,000
Discount rate of Cortelco				15.22%					15.22%	15.22%	15.22%	15.22%	15.22%	15.22%
Equity Method Investment Issued and outstanding Percentage				92.70%	92.70%
Equity method investment existing percentage				7.30%	7.30%